Loans - Additional Information (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Downside Scenario [Member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ 615	$ 938
Probability weighting percentage	100.00%
Base Scenario [Member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ (262)	$ (204)
Probability weighting percentage	100.00%